                                                 August 26, 1997


Dear Shareholder of The Palladian-Registered Trademark- Trust:

Congratulations on your purchase of The Fulcrum Fund-Registered Trademark-variable annuity and the underlying portfolios of The Palladian-Registered Trademark- Trust (the "Trust"). You are among the first investors in this country to recognize this revolutionary approach to mutual fund management. We believe the Trust will redefine the way mutual funds operate and compensate all those who are responsible for the day-to-day activities of the investment management process. We appreciate your support in this important endeavor.

We are pleased to provide you with the Trust's Semi-Annual Report. As you may know, The Fulcrum Fund and the Trust were created to provide a range of investment options, each seeking maximum long-term total return in a particular asset class. Consistent with this objective, each portfolio is managed on a day-to-day basis by a carefully selected portfolio manager chosen with the assistance of Tremont Partners, the Trust's Portfolio Advisor. In addition, each Portfolio Manager was chosen based upon their investment management expertise, willingness to work on an incentive fee basis (a "fulcrum fee") and their commitment to invest $1 million in their portfolio(s).

Since the beginning of the year, assets invested in the Trust have grown rapidly. As of August 26, 1997, Trust assets have increased 387% since December 31, 1996. The main factor for the significant increase in Trust assets was the official national rollout of The Fulcrum Fund variable annuity, which occurred on March 13, 1997. Included among the firms in the rollout was a national "wirehouse" brokerage firm. Beginning on October 1, 1997, we will offer our portfolios through The Fulcrum Fund: Next Generation, which is a Single Premium Variable Life product. The addition of The Fulcrum Fund: Next Generation expands our product line and reinforces our commitment to deliver high quality, tax-advantaged money management solutions to our shareholders.

Following this letter you will find detailed financial statements for each portfolio including a listing of the individual securities held by each portfolio. It is our hope that this Semi-Annual Report will give you a comprehensive view of our performance in managing your investments.

With the decline in corporate pensions and the growing concerns about the Social Security system in conjunction with longer life expectancies, variable insurance programs offer unique tax-advantaged solutions for Americans who want to build, manage, derive income from and transfer their nest eggs. The Palladian Trust is committed to being a part of these solutions.

Thank you for your continued support of The Fulcrum Fund and The Palladian
Trust.

Very truly yours,


Matthew Stacom                    H. Michael Schwartz
Chairman                          President
The Palladian Trust               The Palladian Trust

                                 THE PALLADIAN TRUST
                   STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                 AS OF JUNE 30, 1997


                                                                                                  GLOBAL       GLOBAL
                                                                                  INTERNATIONAL  STRATEGIC  INTERACTIVE/
                                                            VALUE       GROWTH       GROWTH       INCOME      TELECOMM
                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 At identified cost. . . . . . . . . . . . . . . . . . . $1,150,851   $1,000,969     $450,931   $1,660,258     $562,022
                                                         ----------   ----------   ----------   ----------   ----------
                                                         ----------   ----------   ----------   ----------   ----------

 At value. . . . . . . . . . . . . . . . . . . . . . . . $1,304,919   $1,156,414     $479,817   $1,637,087     $659,735

Cash . . . . . . . . . . . . . . . . . . . . . . . . . .  1,248,518      385,241      875,671      350,683      492,723
Receivables:
 Interest and dividends. . . . . . . . . . . . . . . . .      4,594        1,095        5,086       35,802        2,314
 Investments sold. . . . . . . . . . . . . . . . . . . .    ----          17,813      ----         153,453      ----
 Forward foreign exchange contracts to buy . . . . . . .    ----         ----         ----         678,171      ----
 Forward foreign exchange contracts to sell. . . . . . .    ----         ----         ----         437,227      ----
 Expense reimbursements. . . . . . . . . . . . . . . . .     86,263       61,118       54,274       91,495       70,594
Pre-Paid Insurance . . . . . . . . . . . . . . . . . . .      2,169        2,169        2,169        2,169        2,169
Unamortized organization costs . . . . . . . . . . . . .     17,075       17,075       17,721       17,075       17,075
                                                         ----------   ----------   ----------   ----------   ----------

 Total Assets. . . . . . . . . . . . . . . . . . . . . . $2,663,538   $1,640,925   $1,434,738   $3,403,162   $1,244,610
                                                         ----------   ----------   ----------   ----------   ----------

LIABILITIES
Payables:
 Investments purchased . . . . . . . . . . . . . . . . .    ----         $10,443      $15,605     $301,573      $94,925
 Forward foreign exchange contracts to buy . . . . . . .    ----         ----         ----         683,582      ----
 Forward foreign exchange contracts to sell. . . . . . .    ----         ----         ----         438,948      ----
 Accrued expenses  . . . . . . . . . . . . . . . . . . .    $24,728       12,499       13,300       30,811       28,022
                                                         ----------   ----------   ----------   ----------   ----------

 Total Liabilities . . . . . . . . . . . . . . . . . . .     24,728       22,942       28,905    1,454,914      122,947
                                                         ----------   ----------   ----------   ----------   ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . $2,638,810   $1,617,983   $1,405,833   $1,948,248   $1,121,663
                                                         ----------   ----------   ----------   ----------   ----------
                                                         ----------   ----------   ----------   ----------   ----------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . .    $11,203       $1,304       $5,565      $24,795       $2,789

Unrealized appreciation (depreciation)
 of investments. . . . . . . . . . . . . . . . . . . . .    154,067      155,444       28,671      (19,540)      97,711
Accumulated net realized gain/(loss) . . . . . . . . . .    140,523      (29,597)          86      (45,154)      28,650
Capital shares . . . . . . . . . . . . . . . . . . . . .  2,333,017    1,490,832    1,371,511    1,988,147      992,513
                                                         ----------   ----------   ----------   ----------   ----------

 Total Net Assets. . . . . . . . . . . . . . . . . . . . $2,638,810   $1,617,983   $1,405,833   $1,948,248   $1,121,663
                                                         ----------   ----------   ----------   ----------   ----------
                                                         ----------   ----------   ----------   ----------   ----------

 Shares of beneficial interest outstanding . . . . . . .    210,566      133,074      130,613      198,435       97,763
                                                         ----------   ----------   ----------   ----------   ----------
                                                         ----------   ----------   ----------   ----------   ----------

NET ASSET  VALUE, offering price and redemption price
 per share of beneficial interest outstanding. . . . . .     $12.53       $12.16       $10.76        $9.82       $11.47
                                                         ----------   ----------   ----------   ----------   ----------
                                                         ----------   ----------   ----------   ----------   ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               THE PALLADIAN TRUST
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997


                                                                                                  GLOBAL       GLOBAL
                                                                                  INTERNATIONAL  STRATEGIC  INTERACTIVE/
                                                            VALUE       GROWTH       GROWTH       INCOME      TELECOMM
                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (Net of foreign withholding taxes of $264
 and $11 for the International Growth and Global
 Interactive/Telecomm) portfolio . . . . . . . . . . . .     $6,013         $771       $2,761           $0       $1,839

Interest . . . . . . . . . . . . . . . . . . . . . . . .     10,855        2,511        7,367       35,555        5,811
                                                         ----------   ----------   ----------   ----------   ----------

 Total Investment Income . . . . . . . . . . . . . . . .    $16,868       $3,282      $10,128      $35,555       $7,650
                                                         ----------   ----------   ----------   ----------   ----------

EXPENSES
Amortization of organization costs . . . . . . . . . . .     $2,359       $2,359       $2,353       $2,359       $2,359
Auditing fees. . . . . . . . . . . . . . . . . . . . . .     10,347        2,328        1,860       11,839        6,355
Custodian fees . . . . . . . . . . . . . . . . . . . . .      4,420        5,731        3,742        3,639        2,575
Insurance. . . . . . . . . . . . . . . . . . . . . . . .      1,562        1,562        1,562        1,562        1,562
Legal fees . . . . . . . . . . . . . . . . . . . . . . .      5,239        1,218          988        5,937        3,179
Management & advisory fees . . . . . . . . . . . . . . .        682          103        1,697        2,412          404
Other. . . . . . . . . . . . . . . . . . . . . . . . . .        235           54           43          269          144
Portfolio accounting fees. . . . . . . . . . . . . . . .     22,787       22,787       22,787       22,787       22,787
Registration & filing fees . . . . . . . . . . . . . . .        871          201          163          989          529
Shareholders' expenses . . . . . . . . . . . . . . . . .        117           26           21          135           72
Trustees' fees and expenses. . . . . . . . . . . . . . .      3,143          709          568        3,578        1,921
                                                         ----------   ----------   ----------   ----------   ----------

 Total Expenses. . . . . . . . . . . . . . . . . . . . .    $51,762      $37,078      $35,784      $55,506      $41,887

Less expense reimbursements. . . . . . . . . . . . . . .     46,097       35,100       31,221       44,746       37,026
                                                         ----------   ----------   ----------   ----------   ----------

 Net Expenses. . . . . . . . . . . . . . . . . . . . . .      5,665        1,978        4,563       10,760        4,861
                                                         ----------   ----------   ----------   ----------   ----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    $11,203       $1,304       $5,565      $24,795       $2,789
                                                         ----------   ----------   ----------   ----------   ----------

REALIZED AND UNREALIZED GAIN/
 (LOSS) ON INVESTMENTS:
Net realized gain / (loss) from:
 Security transactions . . . . . . . . . . . . . . . . .   $140,523     ($23,005)          $0      ($9,672)     $28,650
 Forward foreign exchange contracts. . . . . . . . . . .       ----         ----          362      (32,089)        ----
 Forward currency transactions . . . . . . . . . . . . .       ----         ----         (276)      (3,393)        ----
Net change in unrealized appreciation/(depreciation) on:
 Security transactions . . . . . . . . . . . . . . . . .   $102,091     $146,954      $25,637       $1,277      $94,771
 Forward foreign exchange contracts. . . . . . . . . . .          0            0         (232)      20,764            0
 Forward currency transactions . . . . . . . . . . . . .          0            0           16       (5,359)           0
                                                         ----------   ----------   ----------   ----------   ----------

Net realized and unrealized gain/(loss) on investments .   $242,614     $123,949      $25,507     ($28,472)    $123,421
                                                         ----------   ----------   ----------   ----------   ----------

NET INCREASE / (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .   $253,817     $125,253      $31,072      ($3,677)    $126,210
                                                         ----------   ----------   ----------   ----------   ----------
                                                         ----------   ----------   ----------   ----------   ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                               THE PALLADIAN TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
                        FOR THE PERIOD ENDED JUNE 30, 1997


                                                                                                  GLOBAL       GLOBAL
                                                                                  INTERNATIONAL  STRATEGIC  INTERACTIVE/
                                                            VALUE       GROWTH       GROWTH       INCOME      TELECOMM
                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income/(loss) . . . . . . . . . . . . . .    $11,203       $1,304       $5,565      $24,795       $2,789
Net realized gain/(loss) on securities,
 forward foreign exchange contracts and
 foreign currency transactions . . . . . . . . . . . . .    140,523      (23,005)          86      (45,154)      28,650

Net unrealized gain/(loss) on securities,
 forward foreign exchange contracts and
 other assets and liabilities denominated
 in foreign currencies . . . . . . . . . . . . . . . . .    102,091      146,954       25,421       16,682       94,771
                                                         ----------   ----------   ----------   ----------   ----------

Net increase/(decrease) in net assets
 resulting from operations . . . . . . . . . . . . . . .   $253,817     $125,253      $31,072      ($3,677)    $126,210

Distributions to shareholders from:
 Net investment income . . . . . . . . . . . . . . . . .         $0           $0           $0           $0           $0
 Distribution from capital . . . . . . . . . . . . . . .          0            0            0            0            0

NET INCREASE/(DECREASE)
 FROM SHARES OF BENEFICIAL
 INTEREST TRANSACTIONS . . . . . . . . . . . . . . . . . $1,484,662   $1,344,326   $1,277,374     $845,227     $401,138

Capital contribution from advisor. . . . . . . . . . . .          0            0            0            0            0
                                                         ----------   ----------   ----------   ----------   ----------

NET INCREASE/(DECREASE) IN NET ASSETS. . . . . . . . . .  1,738,479    1,469,579    1,308,446      841,550      527,348

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . . . .    900,331      148,404       97,387    1,106,698      594,315
                                                         ----------   ----------   ----------   ----------   ----------
End of period. . . . . . . . . . . . . . . . . . . . . . $2,638,810   $1,617,983   $1,405,833   $1,948,248   $1,121,663
                                                         ----------   ----------   ----------   ----------   ----------
                                                         ----------   ----------   ----------   ----------   ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   THE PALLADIAN TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS (AUDITED)
                         FOR THE PERIOD ENDED DECEMBER 31, 1996


                                                                                                  GLOBAL       GLOBAL
                                                                                  INTERNATIONAL  STRATEGIC  INTERACTIVE/
                                                            VALUE       GROWTH       GROWTH       INCOME      TELECOMM
                                                          PORTFOLIO*   PORTFOLIO*   PORTFOLIO**  PORTFOLIO*   PORTFOLIO*
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income/(loss) . . . . . . . . . . . . . .   ($44,718)    ($29,053)    ($28,209)    ($20,549)    ($42,738)

Net realized gain/(loss) on securities,
 forward foreign exchange contracts and
 foreign currency transactions . . . . . . . . . . . . .     49,534       (6,592)       1,702        7,097        2,887

Net unrealized gain/(loss) on securities,
 forward foreign exchange contracts and
 other assets and liabilities denominated
 in foreign currencies . . . . . . . . . . . . . . . . .     51,976        8,490        3,249      (36,223)       2,939
                                                         ----------   ----------   ----------   ----------   ----------

Net increase/(decrease) in net assets
 resulting from operations . . . . . . . . . . . . . . .    $56,792     ($27,155)    ($23,258)    ($49,675)    ($36,912)

Distributions to shareholders from:
 Net investment income . . . . . . . . . . . . . . . . .         $0           $0           $0           $0           $0
 Distribution from capital . . . . . . . . . . . . . . .    (49,534)           0       (1,702)      (7,097)      (2,887)

NET INCREASE/(DECREASE)
 FROM SHARES OF BENEFICIAL
 INTEREST TRANSACTIONS . . . . . . . . . . . . . . . . .   $831,167     $116,328      $77,400   $1,061,393     $583,452

Capital contribution from advisor. . . . . . . . . . . .     51,906       49,231       34,947       52,077       40,662
                                                         ----------   ----------   ----------   ----------   ----------

NET INCREASE/(DECREASE) IN NET ASSETS. . . . . . . . . .    890,331      138,404       87,387    1,056,698      584,315

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . . . .     10,000       10,000       10,000       50,000       10,000
                                                         ----------   ----------   ----------   ----------   ----------
End of period. . . . . . . . . . . . . . . . . . . . . .   $900,331     $148,404      $97,387   $1,106,698     $594,315
                                                         ----------   ----------   ----------   ----------   ----------
                                                         ----------   ----------   ----------   ----------   ----------

   *  COMMENCEMENT OF OPERATIONS FEBRUARY 1, 1996
   ** COMMENCEMENT OF OPERATIONS MARCH 26, 1996


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              THE PALLADIAN TRUST
                              FINANCIAL HIGHLIGHTS
                              FOR THE PERIOD ENDED

                                   12/31/96        06/30/97          12/31/96        06/30/97        12/31/96          06/30/97
                                                  (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
                                                                                   INTERNATIONAL   INTERNATIONAL
                                    VALUE            VALUE            GROWTH          GROWTH          GROWTH            GROWTH
                                  PORTFOLIO*       PORTFOLIO        PORTFOLIO*       PORTFOLIO      PORTFOLIO**        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of year . . . . . . . . . . . .    $10.00           $10.88           $10.00           $10.84           $10.00           $10.33
                                  --------         --------         --------         --------         --------         --------

INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:

Net investment income/(loss) . .     (0.64)(1,2)       0.09(1,4)       (2.96)(1,2)       0.03(1,4)       (4.16)(1,2)   0.11(1,4)

Net realized and unrealized gain/
 (loss) on investments . . . . .      2.15             1.56             3.80             1.29             4.67             0.32
                                  --------         --------         --------         --------         --------         --------

Total from investment
 operations. . . . . . . . . . .      1.51             1.65             0.84             1.32             0.51             0.43
                                  --------         --------         --------         --------         --------         --------

LESS DISTRIBUTIONS:
Dividends from net investment
 income. . . . . . . . . . . . .      0.00             0.00             0.00             0.00             0.00             0.00

Distributions from capital . . .     (0.63)            0.00             0.00             0.00            (0.18)            0.00
                                  --------         --------         --------         --------         --------         --------

Total distributions. . . . . . .     (0.63)            0.00             0.00             0.00            (0.18)            0.00
                                  --------         --------         --------         --------         --------         --------

Net asset value, end of year . .    $10.88           $12.53           $10.84           $12.16           $10.33           $10.76
                                  --------         --------         --------         --------         --------         --------
                                  --------         --------         --------         --------         --------         --------

Total Return . . . . . . . . . .     15.13%(2,3)      15.18%(4)         8.40%(2,3)      12.18%(4)         5.13%(2,3)       4.21%(4)
                                  --------         --------         --------         --------         --------         --------
                                  --------         --------         --------         --------         --------         --------

RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:

Net assets, end of reporting
 period. . . . . . . . . . . . .  $900,331       $2,638,810         $148,404       $1,617,983          $97,387       $1,405,833

Ratio of operating expenses to .
 average net assets ***. . . . .      8.19%(2)         0.77%(4)        34.15%(2)         0.67%(4)        67.76%(2)         1.77%(4)

Ratio of net investment income/
 (loss) to average net
 assets ***. . . . . . . . . . .     -6.55%(2)         1.53%(4)       -31.31%(2)        0.44%(4)        -56.37%(2)         2.16%(4)

Portfolio turnover rate. . . . .     73.63%          106.44%          580.48%           53.47%          116.21%            0.00%


   *   COMMENCEMENT OF OPERATIONS FEBRUARY 1, 1996
   **  COMMENCEMENT OF OPERATIONS MARCH 26, 1996
   *** ANNUALIZED


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              THE PALLADIAN TRUST
                              FINANCIAL HIGHLIGHTS
                              FOR THE PERIOD ENDED

                                                    12/31/96        06/30/97       12/31/96          06/30/97
                                                                   (UNAUDITED)                      (UNAUDITED)
                                                     GLOBAL          GLOBAL          GLOBAL           GLOBAL
                                                   STRATEGIC        STRATEGIC     INTERACTIVE/      INTERACTIVE/
                                                     INCOME          INCOME         TELECOMM         TELECOMM
                                                   PORTFOLIO*       PORTFOLIO      PORTFOLIO*        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of year . . . . . . . . . . . . . . . . . . .       $10.00            $9.98           $10.00           $10.00
                                                   --------         --------         --------         --------

INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:

Net investment income/(loss) . . . . . . . . .        (0.19)(1,2)       0.17(1,4)       (0.75)(1,2)       0.04(1,4)

Net realized and unrealized gain/
 (loss) on investments . . . . . . . . . . . .         0.23            (0.33)            0.80             1.43
                                                   --------         --------         --------         --------

Total from investment operations . . . . . . .         0.04            (0.16)            0.05             1.47
                                                   --------         --------         --------         --------

LESS DISTRIBUTIONS:

Dividends from net investment
 income. . . . . . . . . . . . . . . . . . . .         0.00             0.00             0.00             0.00

Distributions from capital . . . . . . . . . .        (0.06)            0.00            (0.05)            0.00
                                                   --------         --------         --------         --------

Total distributions. . . . . . . . . . . . . .        (0.06)            0.00            (0.05)            0.00
                                                   --------         --------         --------         --------

Net asset value, end of year . . . . . . . . .        $9.98            $9.82           $10.00           $11.47
                                                   --------         --------         --------         --------
                                                   --------         --------         --------         --------

 Total Return. . . . . . . . . . . . . . . . .         0.44%(2,3)      -1.58%(4)         0.49%(2,3)      14.67%(4)
                                                   --------         --------         --------         --------
                                                   --------         --------         --------         --------

RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:

Net assets, end of reporting
 period. . . . . . . . . . . . . . . . . . . .   $1,106,697       $1,948,248         $594,315       $1,121,663

Ratio of operating expenses to
 average net assets ***. . . . . . . . . . . .         7.37%(2)         1.55%(4)         9.83%(2)         1.28%(4)

Ratio of net investment income/(loss)
 to average net assets *** . . . . . . . . . .        -2.15%(2)         3.60%(4)        -8.32%(2)         0.73%(4)

Portfolio turnover rate. . . . . . . . . . . .       212.36%          256.04%           71.44%           90.62%



  *   COMMENCEMENT OF OPERATIONS FEBRUARY 1, 1996
  **  COMMENCEMENT OF OPERATIONS MARCH 26, 1996
  *** ANNUALIZED

-------------------------------------------------------------------------------

The table above provides condensed financial information concerning income and capital changes for one share for each portfolio of the Palladian Trust. Such information is based upon the Trust's financial statements.

1. This information was prepared using the average number of shares outstanding during the period.

2. The total return, ratio of operating expenses and the ratio of net investment loss for the period ended December 31, 1996 reflect the impact of an expense reimbursement totaling $169,554, allocated to each portfolio following stipulated criteria (See Note 6). Absent the reimbursement, net investment loss per share, and the ratios of expenses and net investment loss to average net assets for the Value Portfolio, the Growth Portfolio, the International Growth Portfolio, the Global Strategic Income Portfolio and the Global Interactive /Telecomm Portfolio shares would have been ($1.22), ($5.61), ($7.56), ($0.63) and, ($1.34), respectively, 14.13%,
     63.54%, 126.26%,12.30%, and 16.45%, respectively, (12.40%), (58.37%),
     (92.05%), (7.02%), and (14.82%), respectively.

3. Total return measures the change in the value of an investment for the year indicated. For the period ended December 31, 1996 the total return includes a capital infusion totaling $228,823 (See Note 6 concerning amount allocated to each Portfolio). Absent the infusion, total return for the Value Portfolio, the Growth Portfolio, the International Growth Portfolio, the Global Strategic Income Portfolio and Global Interactive /Telecomm Portfolio would have been 7.64%, (41.75%), (46.50%), (4.49%), and (6.68%), respectively.

4. The total return, ratio of operating expenses and the ratio of net investment loss for the six months ended June 30, 1997 reflect the impact of an expense reimbursement totaling $194,190, allocated to each portfolio following stipulated criteria (See Note 6). Absent the reimbursement, net investment loss per share, and the ratios of expenses and net investment loss to average net assets for the Value Portfolio, the Growth Portfolio, the International Growth Portfolio, the Global Strategic Income Portfolio and the Global Interactive /Telecomm Portfolio shares would have been ($0.28), ($0.65), ($0.52), ($0.14) and, ($0.47), RESPECTIVELY, 7.18%,
     12.86%, 14.27%,8.14%, AND 11.32%, RESPECTIVELY, (4.70%), (11.04%), (9.64%),
     (2.85%), AND (8.80%), RESPECTIVELY.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 THE PALLADIAN TRUST
                                 THE VALUE PORTFOLIO
                PORTFOLIO OF INVESTMENTS - JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
         COMMON STOCKS                                    49.4%
         AUTOMOTIVE                                        4.8%
    600  Echlin Inc. . . . . . . . . . . . . . . . . . . . . . .       $21,600
  1,000  Federal-Mogul Corp. . . . . . . . . . . . . . . . . . .        35,000
  1,000  ITT Industries Inc. . . . . . . . . . . . . . . . . . .        25,750
  1,000  Kollmorgen  . . . . . . . . . . . . . . . . . . . . . .        15,813
  2,000  Standard Motor Products . . . . . . . . . . . . . . . .        27,500
                                                                       125,663
         AEROSPACE                                         2.4%
  1,000  Sequa Corp. . . . . . . . . . . . . . . . . . . . . . .        62,250

         APPAREL & TEXTILES                                1.4%
  2,000  Fieldcrest Cannon, Inc. . . . . . . . . . . . . . . . .        38,000

         BEVERAGES                                         6.9%
  4,000  Celestial Seasonings, Inc. .. . . . . . . . . . . . . .       100,000
  3,000  Chock Full O'Nuts . . . . . . . . . . . . . . . . . . .        21,937
  2,500  Whitman Corp  . . . . . . . . . . . . . . . . . . . . .        60,000
                                                                     ---------
                                                                       181,937
         BROADCASTING  & CABLE                             3.9%
  3,000  Intl. Family Entertainment  . . . . . . . . . . . . . .       103,125

         DEPARTMENT STORES                                 0.6%
    600  Nieman Marcus Group, Inc. . . . . . . . . . . . . . . .        15,750

         DIVERSIFIED                                       1.1%
  1,500  Rollins, Inc. . . . . . . . . . . . . . . . . . . . . .        30,187

         ENTERTAINMENT                                     5.9%
  2,000  Time Warner, Inc. . . . . . . . . . . . . . . . . . . .        96,500
  2,000  Viacom Inc. Class A . . . . . . . . . . . . . . . . . .        58,875
                                                                     ---------
                                                                       155,375
         GAMING                                            2.3%
  1,000  ITT Corp. (New) . . . . . . . . . . . . . . . . . . . .        61,063

         GROCERY STORES                                    1.7%
  1,000  Bruno's Inc. . .. . . . . . . . . . . . . . . . . . . .        11,500
  1,000  Giant Food Inc. . . . . . . . . . . . . . . . . . . . .        32,625
                                                                        44,125
         INDUSTRIAL INORGANIC CHEMICALS                    0.5%
    500  Church & Dwight Co., Inc. . . . . . . . . . . . . . . .        13,375

         INDUSTRIAL EQUIPMENT & SUPPLIES                   1.7%
  3,000  AMPCO - Pittsburgh Corp. .. . . . . . . . . . . . . . .        44,063

         LABORATORY APPARATUS                              0.9%
  1,000  Ametek Inc. . . . . . . . . . . . . . . . . . . . . . .        23,500

         METALS & MINING                                   1.0%
  1,500  Handy & Harman .. . . . . . . . . . . . . . . . . . . .        26,062

         NEWSPAPERS / PUBLISHING                           1.5%
  1,000  Media General Inc.  . . . . . . . . . . . . . . . . . .        40,000

         OIL & GAS                                         4.3%
  1,000  RPC Inc . . . . . . . . . . . . . . . . . . . . . . . .        14,750
  5,000  Southwest Gas Co. . . . . . . . . . . . . . . . . . . .        99,375
                                                                     ---------
                                                                       114,125
         PAPER & PLASTIC PRODUCTS                          1.5%
    500  Ferro Corp. . . . . . . . . . . . . . . . . . . . . . .        18,531
    800  Grief Bros. Corp. . . . . . . . . . . . . . . . . . . .        21,600
                                                                     ---------
                                                                        40,131
         PHARMACEUTICALS                                   0.8%
  2,000  Ivax Corporation  . . . . . . . . . . . . . . . . . . .        22,375

         RETAILING                                         1.9%
  3,000  Lillian Vernon Corporation  . . . . . . . . . . . . . .        50,625

         REAL ESTATE                                       1.8%
  1,500  Santa Anita Realty Enter. . . . . . . . . . . . . . . .        46,594

         TELECOMMUNICATIONS                                2.5%
  3,000  Centennial Cellular Corp.  .. . . . . . . . . . . . . .        47,625
    500  Telephone & Data System . . . . . . . . . . . . . . . .        18,969
                                                                     ---------
                                                                        66,594

TOTAL INVESTMENTS (COST  $1,150,852) *                      49.4%    1,304,919
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                          50.6%    1,333,891
-------------------------------------------------------------------------------
NET ASSETS                                                 100.0%   $2,638,810
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL TAX PURPOSES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 THE PALLADIAN TRUST
                                 THE GROWTH PORTFOLIO
                PORTFOLIO OF INVESTMENTS - JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
         COMMON STOCKS                                    71.5%
         BANKS & FINANCIAL SERVICES                       14.2%
    233  Banc One Corp. .. . . . . . . . . . . . . . . . . . . .       $11,294
    250  Bank of New York - Warrants . . . . . . . . . . . . . .        28,250
    800  Charles Schwab & Co. .. . . . . . . . . . . . . . . . .        32,550
  1,000  Cityscape Financial Corp. . . . . . . . . . . . . . . .        19,938
    800  Firstplus Financial Group . . . . . . . . . . . . . . .        27,200
    600  Hambrecht & Quist Group . . . . . . . . . . . . . . . .        19,650
    300  Loews Corp. . . . . . . . . . . . . . . . . . . . . . .        30,038
    600  Paine Webber Group, Inc. .. . . . . . . . . . . . . . .        21,000
    500  Southern Pacific Funding Cr . . . . . . . . . . . . . .         8,313
    500  Travelers, Inc. . . . . . . . . . . . . . . . . . . . .        31,531
                                                                     ---------
                                                                       229,764
         CAPITAL GOODS                                     1.3%
    300  Tyco Lab. . . . . . . . . . . . . . . . . . . . . . . .        20,868

         COMMUNICATION                                     3.1%
    400  Harte-Hanks Communications .. . . . . . . . . . . . . .        11,800
    400  LCI International Inc. .. . . . . . . . . . . . . . . .         8,750
  1,500  Metromedia Intl Group Inc. .. . . . . . . . . . . . . .        18,938
    340  Worldcom, Inc.  . . . . . . . . . . . . . . . . . . . .        10,880
                                                                     ---------
                                                                        50,368
         ENERGY                                            3.8%
    600  Cliffs Drilling Co. . . . . . . . . . . . . . . . . . .        21,900
    500  Global Marine Inc. .. . . . . . . . . . . . . . . . . .        11,625
    400  Noble Drilling Corp. .. . . . . . . . . . . . . . . . .         9,025
    200  Seacor Smit Inc. .. . . . . . . . . . . . . . . . . . .        10,463
    400  Trico Marine Services Inc. .. . . . . . . . . . . . . .         8,725
                                                                     ---------
                                                                        61,738
         HEALTHCARE                                        8.0%
    400  American Home Products Corp.. . . . . . . . . . . . . .        30,600
    500  American Oncology Resources.. . . . . . . . . . . . . .         8,437
  1,000  Capstone Pharmacy Services. . . . . . . . . . . . . . .        10,875
  1,000  Physician Support Systems.. . . . . . . . . . . . . . .        12,250
    560  Safeskin Corp.  . . . . . . . . . . . . . . . . . . . .        16,485
    800  Schering-Plough Corp. . . . . . . . . . . . . . . . . .        38,300
    500  Vivus.. . . . . . . . . . . . . . . . . . . . . . . . .        11,906
                                                                     ---------
                                                                       128,853
         HOUSING                                           0.1%
    120  Continental Homes Holding Corp. . . . . . . . . . . . .         2,115

         LEISURE                                           5.6%
    350  Carmike Cinemas, Inc. . . . . . . . . . . . . . . . . .        11,462
    400  Consolidated Cigars Hldgs.. . . . . . . . . . . . . . .        11,100
    600  DM Management Company.. . . . . . . . . . . . . . . . .         6,825
    300  Family Golf Centers Inc. .. . . . . . . . . . . . . . .         6,900
  2,300  Grand Casinos Inc. .. . . . . . . . . . . . . . . . . .        33,925
    597  Mattel. . . . . . . . . . . . . . . . . . . . . . . . .        20,223
                                                                     ---------
                                                                        90,435
         POLLUTION CONTROL                                 3.1%
    280  United Waste Systems, Inc. .. . . . . . . . . . . . . .        11,480
    280  USA Waste Services, Inc. .. . . . . . . . . . . . . . .        10,815
  1,000  U.S. Filter Corp. . . . . . . . . . . . . . . . . . . .        27,250
                                                                     ---------
                                                                        49,545
         RESTAURANTS                                      10.5%
    275  CKE Restaurants . . . . . . . . . . . . . . . . . . . .         8,696
    300  Daka International Inc. . . . . . . . . . . . . . . . .         4,050
    400  Dave & Buster's Inc. .. . . . . . . . . . . . . . . . .        10,700
  1,200  Landry's Seafood Restaurant.. . . . . . . . . . . . . .        27,600
  1,930  Lone Star Steakhouse & Saloon . . . . . . . . . . . . .        50,180
    500  O'Charleys Inc. . . . . . . . . . . . . . . . . . . . .         8,500
    200  Outback Steakhouse Inc. . . . . . . . . . . . . . . . .         4,838
    800  Papa John's Intl. Inc. .. . . . . . . . . . . . . . . .        29,400
  1,000  PJ America Inc. . . . . . . . . . . . . . . . . . . . .        17,000
    400  Planet Hollywood International  . . . . . . . . . . . .         9,200
                                                                     ---------
                                                                       170,164
         RESTAURANT EQUIPMENT                              0.3%
    300  Turbochef, Inc.  .. . . . . . . . . . . . . . . . . . .         4,050

         RETAIL                                            5.8%
    200  Bed Bath & Beyond, Inc. . . . . . . . . . . . . . . . .         6,075
    200  Borders Group Inc.. . . . . . . . . . . . . . . . . . .         4,825
    500  Central Garden & Pet Co . . . . . . . . . . . . . . . .        12,500
    500  Just For Feet Inc.. . . . . . . . . . . . . . . . . . .         8,719
    500  Oakley Inc. . . . . . . . . . . . . . . . . . . . . . .         7,031
    500  OfficeMax Inc.  . . . . . . . . . . . . . . . . . . . .         7,219
    300  Petco Animal Supplies.. . . . . . . . . . . . . . . . .         9,000
    500  Renters Choice Inc. . . . . . . . . . . . . . . . . . .         9,938
    300  Tiffany & Co. . . . . . . . . . . . . . . . . . . . . .        13,856
    500  Travis Boats & Motors Inc.. . . . . . . . . . . . . . .         6,562
    500  Ugly Duckling Corp. . . . . . . . . . . . . . . . . . .         7,750
                                                                     ---------
                                                                        93,475
         SERVICES                                          6.3%
    700  Accustaff, Inc. . . . . . . . . . . . . . . . . . . . .        16,581
    500  American Residential Svcs.. . . . . . . . . . . . . . .        11,625
    500  Corestaff Inc . . . . . . . . . . . . . . . . . . . . .        13,500
    200  Corrections Corp of America.. . . . . . . . . . . . . .         7,950
    800  Detection Systems Inc.  . . . . . . . . . . . . . . . .        14,600
    500  Personnel Group of Amer Inc. .. . . . . . . . . . . . .        14,406
  1,100  Prepaid Legal Services. . . . . . . . . . . . . . . . .        23,238
                                                                     ---------
                                                                       101,900
         TECHNOLOGY                                        7.8%
    175  3 Com Corp. . . . . . . . . . . . . . . . . . . . . . .         7,875
    200  Advanced Technology Material .. . . . . . . . . . . . .         5,875
    300  Cisco Systems, Inc. . . . . . . . . . . . . . . . . . .        20,139
    200  Compaq Computer.. . . . . . . . . . . . . . . . . . . .        19,850
    200  Computer Associates Intl. . . . . . . . . . . . . . . .        11,138
    400  JPM Company.. . . . . . . . . . . . . . . . . . . . . .        14,250
    200  LTX Corp. . . . . . . . . . . . . . . . . . . . . . . .         1,300
  5,000  Marine Management Systems - Warrants. . . . . . . . . .         2,812
  7,000  Marine Management Systems . . . . . . . . . . . . . . .        21,000
  1,000  Network Computing Devices . . . . . . . . . . . . . . .        11,625
    400  Raptor Systems Inc. . . . . . . . . . . . . . . . . . .         4,475
    200  STB Systems Inc . . . . . . . . . . . . . . . . . . . .         6,550
                                                                     ---------
                                                                       126,889
         TRANSPORTATION                                    1.6%
  5,000  General Parcel Services Inc . . . . . . . . . . . . . .        26,250
                                                                     ---------

TOTAL INVESTMENTS (COST  $1,000,969) *                      71.5%    1,156,414
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                          28.5%      461,569
-------------------------------------------------------------------------------
NET ASSETS                                                 100.0%   $1,617,983
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL TAX PURPOSES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 THE PALLADIAN TRUST
                          THE INTERNATIONAL GROWTH PORTFOLIO
                PORTFOLIO OF INVESTMENTS - JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
         COMMON STOCKS                                    34.1%
         DENMARK                                           0.9%
    250  Inwear Group. . . . . . . . . . . . . . . . . . . . . .       $12,353
         ENGLAND                                           4.7%
 23,225  Victrex PLC.. . . . . . . . . . . . . . . . . . . . . .        66,129
         FINLAND                                           0.3%
    250  Benefon . . . . . . . . . . . . . . . . . . . . . . . .         4,334
         FRANCE                                            0.6%
     75  Axime . . . . . . . . . . . . . . . . . . . . . . . . .         8,869
         HONG KONG                                        10.6%
 22,500  Joyce Boutique  . . . . . . . . . . . . . . . . . . . .         3,514
175,000  Lung Kee (Bermuda) Holdings . . . . . . . . . . . . . .        66,636
160,000  Sinocan Holdings Limited  . . . . . . . . . . . . . . .        78,995
                                                                     ---------
                                                                       149,145
         INDONESIA                                         3.5%
 40,000  PT Davomas Abadi-Foreign  . . . . . . . . . . . . . . .        49,342
         NORWAY                                            4.2%
  7,000  Radio P4  . . . . . . . . . . . . . . . . . . . . . . .        59,232
         SINGAPORE                                         0.8%
  6,000  Electronic resources, LTD . . . . . . . . . . . . . . .         9,443
  6,000  Electronic resources, LTD - Rights  . . . . . . . . . .         1,700
                                                                     ---------
                                                                        11,143
         SWEDEN                                            2.5%
    500  Investment AB Bure. . . . . . . . . . . . . . . . . . .         6,304
  2,000  Nobel Biocare  .. . . . . . . . . . . . . . . . . . . .        28,189
                                                                        34,493
         SWITZERLAND                                       5.4%
     10  Stratec Holding . . . . . . . . . . . . . . . . . . . .       $15,208
    400  Selecta Group-Reg . . . . . . . . . . . . . . . . . . .        60,830
                                                                     ---------
                                                                        76,038
         UNITED STATES                                     0.6%
    300  Pfeiffer Vacuum Tech. . . . . . . . . . . . . . . . . .         8,739

TOTAL INVESTMENTS (COST  $450,931) *                        34.1%      479,817
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                          65.9%      926,016
-------------------------------------------------------------------------------
NET ASSETS                                                 100.0%   $1,405,833
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL TAX PURPOSES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 THE PALLADIAN TRUST
                        THE GLOBAL STRATEGIC INCOME PORTFOLIO
                 PORTFOLIO OF INVESTMENTS - JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
FACE VALUE                                                            (NOTE 1)
----------                                                            --------
             UNITED STATES DOLLAR BONDS                   33.1%
     40,000  U.S. Treasury Bond
               7.625%  due 2/15/25 . . . . . . . . . . . . . . .       $43,787
     80,000  U.S. Treasury Bond
               6.50% due 11/15/26. . . . . . . . . . . . . . . .        76,700
    200,000  U.S. Treasury Note
               6.625% due 4/30/02. . . . . . . . . . . . . . . .       201,875
    300,000  U.S. Treasury Note
               6.625% due 5/15/07. . . . . . . . . . . . . . . .       302,531
     20,000  U.S. Treasury Note
               6.250% due 6/30/02. . . . . . . . . . . . . . . .        19,888
                                                                     ---------
                                                                       644,781

             ITALIAN LIRA BOND                            11.8%
    370,000  Italy BTPS
               7.750%  due 9/15/01 . . . . . . . . . . . . . . .       229,030

             GERMAN DEUTSCHE MARK BOND                    19.1%
    220,000  Deutschland Republic
               7.375%  due 1/3/05. . . . . . . . . . . . . . . .       141,870
    350,000  Deutschland Republic
               8.000%  due 7/22/02 . . . . . . . . . . . . . . .       231,099
                                                                     ---------
                                                                       372,969

             JAPANESE YEN BOND                            11.3%
 24,400,000  JAPAN - 184 (10 Year Issue)
               2.900%  due 12/20/05. . . . . . . . . . . . . . .       220,479

             CANADIAN DOLLAR BONDS                         3.8%
     50,000  Canadian Government
               7.250%  due 6/1/07. . . . . . . . . . . . . . . .        38,734
     50,000  Canadian Government
               4.000%  due 3/15/99 . . . . . . . . . . . . . . .        35,942
                                                                     ---------
                                                                        74,676

             BRITISH POUND BOND                            4.9%
     50,000  UK Gilt Stock
               9.000%  due 10/13/08. . . . . . . . . . . . . . .        95,152

TOTAL INVESTMENTS (COST  $1,660,258) *                      84.0%    1,637,087
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                          16.0%      311,160
-------------------------------------------------------------------------------
NET ASSETS                                                 100.0%   $1,948,247
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

 NUMBER                                                    CONTRACT     MARKET
   OF                                                       VALUE       VALUE
CONTRACTS                                                    DATE      (NOTE 1)
---------                                                    ----      --------
FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
     50,242  Canadian Dollar . . . . . . . . . . . . .    07/03/97     $36,385
    250,781  Canadian Dollar . . . . . . . . . . . . .    07/28/97     181,939
    100,420  Canadian Dollar . . . . . . . . . . . . .    07/28/97      72,853
     48,746  German Deutsche . . . . . . . . . . . . .    07/28/97      28,014
  3,800,001  Spanish Peseta  . . . . . . . . . . . . .    07/28/97      25,812
    400,000  French Franc  . . . . . . . . . . . . . .    07/28/97      68,201
 17,404,072  Japanese Yen  . . . . . . . . . . . . . .    07/28/97     152,526
 11,353,000  Japanese Yen  . . . . . . . . . . . . . .    07/28/97      99,495
    100,000  Swedish Krona . . . . . . . . . . . . . .    07/28/97      12,946

-------------------------------------------------------------------------------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
 (CONTRACT AMOUNT $683,582) *                                         $678,171
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 NUMBER                                                    CONTRACT     MARKET
   OF                                                       VALUE       VALUE
CONTRACTS                                                    DATE      (NOTE 1)
---------                                                    ----      --------
FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL
    107,942  United States Dollar. . . . . . . . . . .    06/18/97    $108,822
    107,959  United States Dollar. . . . . . . . . . .    06/18/97     108,822
     36,481  United States Dollar. . . . . . . . . . .    06/27/97      36,450
    184,844  United States Dollar. . . . . . . . . . .    06/13/97     184,854

-------------------------------------------------------------------------------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL
 (CONTRACT AMOUNT $437,227) *                                         $438,948
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL TAX PURPOSES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                 THE PALLADIAN TRUST
                     THE GLOBAL INTERACTIVE / TELECOMM PORTFOLIO
                 PORTFOLIO OF INVESTMENTS - JUNE 30, 1997 (UNAUDITED)


                                                                       VALUE
SHARES                                                                (NOTE 1)
------                                                                --------
         COMMON STOCKS                                    58.8%
         CANADA                                            1.0%
    500  British Columbia Telecomm . . . . . . . . . . . . . . .       $11,675

         FOREIGN                                           0.8%
    500  Havas S.A. Spons, ADR . . . . . . . . . . . . . . . . .         9,017

         UNITED STATES                                    57.0%
         BROADCASTING, MEDIA & RADIO                      15.1%
  2,000  Ackerly Communications .. . . . . . . . . . . . . . . .        22,500
  1,000  Time Warner, Inc. . . . . . . . . . . . . . . . . . . .        48,250
  1,000  United Television . . . . . . . . . . . . . . . . . . .        99,000
                                                                     ---------
                                                                       169,750

         CABLE                                            15.9%
    500  BET Holdings Inc. Class A . . . . . . . . . . . . . . .        16,375
  1,000  Cablevision Systems Corp. . . . . . . . . . . . . . . .        53,500
  1,500  Century Communications .. . . . . . . . . . . . . . . .         8,062
  1,000  Home Shopping Network . . . . . . . . . . . . . . . . .        31,250
  1,000  United International Holding, Class A . . . . . . . . .        10,375
  2,000  Viacom Inc Class A .. . . . . . . . . . . . . . . . . .        58,875
                                                                     ---------
                                                                       178,437

         COMMUNICATION SERVICES                            1.1%
    500  Comsat Corp.  . . . . . . . . . . . . . . . . . . . . .        11,906

         DIVERSIFIED                                       2.4%
    300  Sony Corp., ADR . . . . . . . . . . . . . . . . . . . .        26,400

         ENTERTAINMENT                                     9.4%
    244  Ascent Entertainment Group .. . . . . . . . . . . . . .         2,230
  3,000  Intl. Family Entertainment  . . . . . . . . . . . . . .       103,125
                                                                     ---------
                                                                       105,355

         MISCELLANEOUS                                     6.4%
  3,000  Liberty Media Group, Class A. . . . . . . . . . . . . .        71,250

         TELECOMMUNICATIONS                                5.2%
  1,000  Century Telephone Enterprises . . . . . . . . . . . . .        33,689
    300  Telephone Data Systems  . . . . . . . . . . . . . . . .        11,381
  1,000  Winstar Communications Inc. . . . . . . . . . . . . . .        13,375
                                                                     ---------
                                                                        58,445

         WIRELESS COMMUNICATIONS                           1.5%
  2,000  Price Communications .. . . . . . . . . . . . . . . . .        17,500

TOTAL INVESTMENTS (COST  $562,022) *                        58.8%      659,735
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (NET)                          41.2%      461,928
-------------------------------------------------------------------------------
NET ASSETS                                                 100.0%   $1,121,663
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

* AGGREGATE COST FOR FEDERAL TAX PURPOSES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

The Palladian Trust

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

The Palladian Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company organized as a Massachusetts business trust. As of the date of this report the Trust had five managed investment portfolios that commenced operations: Value Portfolio, Growth Portfolio, International Growth Portfolio, Global Strategic Income Portfolio and Global Interactive / Telecomm Portfolio. The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts offered by insurance companies, (ii) certain qualified pension and retirement plans, as permitted by Treasury Regulations; and (iii) and advisers to the Portfolios and their affiliates.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Domestic and foreign portfolio securities, except as noted below, for which market quotations are readily available are stated at market value. Market value is determined on the basis of the last reported sales price in the principal market where such securities are traded or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers.

Long-term debt securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Under certain circumstances, long-term debt securities having a maturity of sixty days or less may be valued at amortized cost. Debt securities with a maturity date at time of purchase of 60 days or less are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by, or under the direction of the Board of Trustees.

FOREIGN CURRENCY. The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into

U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of foreign currency transactions. Unrealized gains and losses of securities, which result from changes in forward currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation / (depreciation) of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolios and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade is included in realized gain/(loss) from investment securities sold.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios may enter into forward foreign currency contracts. Foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.
The Portfolios may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Portfolios' foreign currency exposure. The U.S. dollar market value, contract value and the foreign currencies the Portfolios have committed to buy or sell are shown in the Portfolio of Investments under the caption "Schedule of Forward Foreign Currency Contracts." These amounts represent the aggregate exposure to each foreign currency the Portfolios have acquired or hedged through currency contracts at June 30, 1997. Forward foreign currency contracts that have been offset with different counterparties are reflected as both a forward foreign currency contract to buy and a forward foreign currency contract to sell. Forward foreign currency contracts to buy generally are used to acquire exposure to foreign currencies, while forward foreign currency contracts to sell are used to hedge the Portfolios' investments against currency fluctuations. Also, a forward foreign currency contract to buy or sell can offset a previously acquired opposite forward foreign currency contract.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Portfolios as an unrealized gain or loss. When the contract is closed or delivery is taken, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FEDERAL INCOME TAXES. Each Portfolio of the Trust is a separate entity for Federal income tax purposes. No provision for Federal income taxes has been made since each Portfolio of the Trust, except the Growth Portfolio, has complied and intends to continue to comply with the provisions of Sub Chapter M of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholders sufficient to relieve it from all or substantially all federal income taxes.

For the year ended December 31, 1996, the Growth Portfolio did not comply with certain provisions of Sub Chapter M of the Internal Revenue Code. However, since the Growth Portfolio is in a net loss position, no income tax has been accrued at December 31, 1996. The Growth Portfolio intends to comply in future years.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid quarterly for all portfolios. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period.

EXPENSES. The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to a Portfolio are charged to a Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios based upon the relative net assets of each Portfolio.

ORGANIZATION EXPENSE. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Palladian Advisors, Inc. ("PAI") or, any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Portfolio, will be reduced by a portion of any unamortized organization expenses of the Portfolio determined by the proportion of the number of the Initial Shares of the Portfolio redeemed to the number of the Initial Shares of the Portfolio outstanding after into account any prior redemptions of the Initial Shares of the Portfolio.

TRUSTEES. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust, receives $1,500 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust.

3. MANAGER, PORTFOLIO ADVISOR, PORTFOLIO MANAGERS, ADMINISTRATION FEES AND OTHER TRANSACTIONS.

PAI provides general supervision over the Trust, recommends investment advisors to serve as portfolio managers, assesses their performance and makes periodic reports to the Trust. In performing these responsibilities, PAI relies upon Tremont Partners, Inc. as Portfolio Advisor. PAI, not the Trust, pays the fees of the Portfolio Advisor

The Trust and PAI have entered into portfolio management agreements with various Portfolio Managers. The Portfolio Managers for the Portfolios are as follows:
GAMCO Investors, Inc. serves as the Portfolio Manager for The Value Portfolio and The Global Interactive/Telecomm Portfolio; Stonehill Capital Management, Inc. serves as the Portfolio Manager of The Growth Portfolio; Bee & Associates Incorporated serves as the Portfolio Manager of The International Growth Portfolio, and Fischer Francis Trees & Watts serves as the Portfolio Manager of The Global Strategic Income Portfolio.

Each Portfolio pays an overall management fee, computed and accrued daily and paid monthly, based on its average daily net assets. For the first twelve months of operations, the management fee was .80% of average net assets.

Beginning with February 1, 1997 (Value Portfolio, Growth Portfolio, Global Strategic Income Portfolio and Global Interactive / Telecomm ) and beginning with March 26, 1997 (International Growth Portfolio), each Portfolio will pay at the end of each month, a monthly advisory fee equal to a Basic Fee plus or minus an Incentive Fee. (As explained below, the fee might be reduced if absolute performance is negative.) The monthly Basic Fee will equal one-twelfth of the annual Basic Fee rate of 2.0% multiplied by average daily net assets over the previous 12 months. The Incentive Fee rate ranges from -2.0% to +2.0% on an annual basis, depending on a comparison of the Portfolio's performance (reflecting a deduction of Portfolio expenses) and the performance of a selected benchmark index over the past 12 months. The monthly Incentive Fee, like the monthly Basic Fee, is calculated by multiplying one- twelfth of the Incentive Fee rate on an annual basis by the average daily net assets over the previous 12 months. Accordingly, the Total Fee could range from 0.0% to an annual rate of 4.0%, depending on performance. Each Portfolio Manager will receive 80% of the fee, and PAI will receive the remaining 20%. PAI is responsible for paying the fee of Tremont, which equals 32.5% of the fee received by PAI.

No Incentive Fee will be paid if the Portfolio's performance equals the targeted performance -- selected benchmark index plus 2.25 percentage points. The maximum fee will be paid if performance is 5.25 percentage points higher than the target (i.e., 7.5 percentage points higher than the selected benchmark index). No fee will be paid if performance is 5.25 percentage points lower than the target (i.e., more than 3 percentage points below the selected benchmark index). The chart below further explains the Incentive Fee at various performance levels.


PERCENTAGE POINT DIFFERENCE BETWEEN PERFORMANCE OF THE PORTFOLIO
(NET OF EXPENSES INCLUDING BASIC FEE AND INCENTIVE FEE)                                                    TOTAL
AND CHANGE IN SELECTED BENCHMARK INDEX                     BASIC FEE (%)       INCENTIVE FEE (%)        ADVISORY FEE
--------------------------------------------------------------------------------------------------------------------------
+7.5 or greater                                                2.0                  2.0                      4.0
+6.0 or greater, but less than +7.5                            2.0                  1.5                      3.5
+4.5 or greater, but less than +6.0                            2.0                  1.0                      3.0
+3.0 or greater, but less than +4.5                            2.0                  0.5                      2.5
+1.5 or greater, but less than +3.0                            2.0                  0.0                      2.0
 0.0 or greater, but less than +1.5                            2.0                 -0.5                      1.5
-1.5 or greater, but less than 0.0                             2.0                 -1.0                      1.0
-3.0 or greater, but less than -1.5                            2.0                 -1.5                      0.5
Less than -3.0                                                 2.0                 -2.0                      0.0
--------------------------------------------------------------------------------------------------------------------------


MAXIMUM FEE IF PERFORMANCE IS NEGATIVE. Notwithstanding the above schedule, if the absolute performance of a Portfolio (after payment of all expenses, including the Basic Fee and any Incentive Fee) is negative, the monthly advisory fee will be the lesser of the fee calculated pursuant to the above schedule or the alternative monthly advisory fee described below, which under certain circumstances results in the Portfolios paying either no advisory fee or a lower monthly advisory fee than under the performance fee schedule above. If a Portfolio's performance (after payment of all expenses including advisory fees) is negative and does not exceed the selected benchmark by six percentage points (on an annual basis), no monthly advisory fee will be paid. If the Portfolio's performance (after payment of all expenses including advisory fees) is negative and does not exceed the selected benchmark by twelve percentage points but does exceed the selected benchmark by six percentage points (on an annual basis), the alternate monthly advisory fee will be based on an annual rate of 1.0% of average daily net assets over the previous 12 months. If, on the other hand, the performance of a Portfolio (after payment of all expenses including advisory fees) is negative but exceeds the selected benchmark by twelve percentage points or more (on an annual basis), the alternative monthly advisory fee will be based on an annual rate of 2.0% of average daily net assets over the previous 12 months.

Investors Bank & Trust Company provides transfer agency, portfolio accounting and custody services for the Trust. The transfer agency and portfolio accounting fees are the greater of $40,000 or .05% of net assets for the first $600 million and .03% of the net assets in excess of $600 million. Custody fees are separated between domestic and global.

Western Capital Financial Group, Inc. (the "Distributor") serves as the principal underwriter and distributor of the shares of the Trust. The Distributor does not currently charge any fees for servicing in this capacity.

Certain officers of the Trust are also officers of PAI and the Distributor.

An individual, together with certain affiliated entities, owns a majority interest in the parent company of Tremont. The individual is also an officer of GAMCO Investors, Inc. selected by Tremont to provide investment advisory services to two Portfolios of the Trust.

An officer of the Distributor is also an officer of PAI, and a trustee and officer of the Trust. An officer of PAI is also a trustee and officer of the Trust.

4. PURCHASES AND SALES OF SECURITIES. The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the periods as follows:

    JUNE 30, 1997
    Portfolio                               Purchases           Sales
    -------------                           ------------        --------------
    Value                                   $1,650,693          $985,376
    Growth                                  1,144,486           238,221
    International Growth                    390,195             0
    Global Strategic Income                 2,321,135           1,676,797
    Global Telecomm / Interactive           559,973             426,885

    DECEMBER 31, 1996
    Portfolio                               Purchases           Sales
    -------------                           ------------        --------------
    Value                                   $1,108,875          $506,966
    Growth                                  945,895             834,937
    International Growth                    104,657             54,690
    Global Strategic Income                 2,038,929           1,668,243
    Global Telecomm / Interactive           758,380             360,983

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government Securities, excluding short-term investments, for the periods as follows:

    JUNE 30, 1997
    Portfolio                               Purchases           Sales
    -------------                           ------------        --------------
    Global Strategic Income                 $954,771            $746,875

    DECEMBER 31, 1996
    Portfolio                               Purchases           Sales
    -------------                           ------------        --------------
    Global Strategic Income                 $451,688            -----

The aggregate gross unrealized appreciation, aggregate gross unrealized depreciation, net unrealized appreciation (depreciation), and cost of all securities as computed on Federal income tax basis, each portfolio for the periods as follows:

    JUNE 30, 1997
    Portfolio                               Appreciation        (Depreciation)
    -------------                           ------------        --------------
    Value                                   $169,994            $(15,927)
    Growth                                  178,155             (22,711)
    International Growth                    45,180              (16,509)
    Global Strategic Income                 18,007              (37,547)
    Global Telecomm / Interactive           114,666             (16,955)

    Portfolio                               Net                 Cost
    -------------                           ------------        --------------
    Value                                   $154,067            $1,150,851
    Growth                                  155,444             1,000,969
    International Growth                    28,671              450,931
    Global Strategic Income                 (19,540)            1,660,258
    Global Telecomm / Interactive           97,711              562,022

    DECEMBER 31, 1996
    Portfolio                               Appreciation        (Depreciation)
    -------------                           ------------        --------------
    Value                                   $76,082             $(24,106)
    Growth                                  13,407              (4,917)
    International Growth                    5,763               (2,670)
    Global Strategic Income                 0                   (24,448)
    Global Telecomm / Interactive           32,144              (29,203)

    Portfolio                               Net                 Cost
    -------------                           ------------        --------------
    Value                                   $51,976             $651,443
    Growth                                  8,490               111,691
    International Growth                    3,250               53,749
    Global Strategic Income                 (36,223)            820,322
    Global Telecomm / Interactive           2,939               400,284

5. SHARES OF BENEFICIAL INTEREST. Each Portfolio of the Trust may issue an unlimited number of shares of beneficial interest without par value.


VALUE PORTFOLIO                             SHARES              AMOUNT
--------------------------------------------------------------------------------

  For the period ended:  June 30, 1997

  Sold . . . . . . . . . . . . . . . .      129,557             $1,504,840
  Issued as reinvestment of dividends.      0                   0
  Redeemed . . . . . . . . . . . . . .      (1,752)             (20,178)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      127,805             $1,484,662
                                            -------------       --------------
                                            -------------       --------------

  For the period ended:  December 31, 1996

  Sold . . . . . . . . . . . . . . . .      78,424              $783,947
  Issued as reinvestment of dividends.      4,552               49,532
  Redeemed . . . . . . . . . . . . . .      (215)               (2,312)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      81,761              $831,167
                                            -------------       --------------
                                            -------------       --------------

GROWTH PORTFOLIO                             SHARES             AMOUNT
--------------------------------------------------------------------------------
  For the period ended:  June 30, 1997

  Sold . . . . . . . . . . . . . . . .      121,307             $1,365,584
  Issued as reinvestment of dividends.      0                   0
  Redeemed . . . . . . . . . . . . . .      (1,923)             (21,258)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      119,384             $1,344,326
                                            -------------       --------------
                                            -------------       --------------

  For the period ended:  December 31, 1996

  Sold . . . . . . . . . . . . . . . .      15,062              $140,699
  Issued as reinvestment of dividends.      0                   0
  Redeemed . . . . . . . . . . . . . .      (2,372)             (24,371)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      12,690              $116,328
                                            -------------       --------------
                                            -------------       --------------

INTERNATIONAL GROWTH PORTFOLIO               SHARES             AMOUNT
--------------------------------------------------------------------------------
  For the period ended:  June 30, 1997

  Sold . . . . . . . . . . . . . . . .      125,884             $1,326,977
  Issued as reinvestment of dividends.      0                   0
  Redeemed . . . . . . . . . . . . . .      (4,702)             (49,603)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      121,182             $1,277,374
                                            -------------       --------------
                                            -------------       --------------

  For the period ended:  December 31, 1996


  Sold . . . . . . . . . . . . . . . .      9,266               $83,446
  Issued as reinvestment of dividends.      164                 1,702
  Redeemed . . . . . . . . . . . . . .      (999)               (7,748)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      8,431               $77,400
                                            -------------       --------------
                                            -------------       --------------


GLOBAL STRATEGIC INCOME PORTFOLIO            SHARES             AMOUNT
--------------------------------------------------------------------------------
  For the period ended:  June 30, 1997

  Sold . . . . . . . . . . . . . . . .      89,200              $861,680
  Issued as reinvestment of dividends.      0                   0
  Redeemed . . . . . . . . . . . . . .      (1,683)             (16,453)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      87,517              $845,227
                                            -------------       --------------
                                            -------------       --------------

  For the period ended:  December 31, 1996

  Sold . . . . . . . . . . . . . . . .      140,820             $1,387,996
  Issued as reinvestment of dividends.      711                 7,097
  Redeemed . . . . . . . . . . . . . .      (35,612)            (333,700)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      105,919             $1,061,393
                                            -------------       --------------
                                            -------------       --------------


GLOBAL INTERACTIVE/TELECOMM PORTFOLIO        SHARES             AMOUNT
--------------------------------------------------------------------------------
  For the period ended:  June 30, 1997

  Sold . . . . . . . . . . . . . . . .      40,151              $421,078
  Issued as reinvestment of dividends.      0                   0
  Redeemed . . . . . . . . . . . . . .      (1,802)             (19,940)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      38,349              $401,138
                                            -------------       --------------
                                            -------------       --------------

For the period ended:  December 31, 1996

  Sold . . . . . . . . . . . . . . . .      58,734              $586,289
  Issued as reinvestment of dividends.      288                 2,886
  Redeemed . . . . . . . . . . . . . .      (608)               (5,723)
                                            -------------       --------------
  Net Increase . . . . . . . . . . . .      58,414              $583,452
                                            -------------       --------------
                                            -------------       --------------


6. EXPENSE LIMITATION AND CAPITAL INFUSION. Under terms approved by the Board of Trustees of the Portfolios, PAI agreed to waive fees and reimburse expenses from September 11, 1996 through December 31, 1997 that would cause the Portfolios' ratio of non-management fee expenses to average net assets to exceed specified rates (Value, and Growth - 0.70%; International Growth, Global Strategic Income, and Global Interactive /

Telecomm - 1.20%). Thereafter through December 31, 1999, the Portfolios are required to reimburse PAI for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Portfolios' ratio of non-management fee expenses to average net assets to exceed the specified rates. Through June 30, 1997, the fees waived and expenses reimbursed for each Portfolio that are subject to reimbursement to PAI are as follows:

    Portfolio                          12/31/1996     6/30/1997      Cumulative
    ---------                          ----------     ---------      ----------
    Value                              $40,166        $46,097        $86,263
    Growth                             $26,018        $35,100        $61,118
    International Growth               $23,053        $31,221        $54,274
    Global Strategic Income            $46,749        $44,746        $91,495
    Global Interactive / Telecomm      $33,568        $37,026        $70,594

PAI has acknowledged that, upon termination of the Investment Management Agreement between PAI and the Portfolios, the Portfolios would not be liable to PAI for any waived or reimbursed fees which have not been reimbursed. Under the terms of the Agreement, the Board of Trustees or the Portfolios shareholders may terminate the Agreement at any time upon 60 days notice.

In addition, on September 24, 1996 PAI agreed to voluntarily contribute capital to each of Portfolios as follows:

    Portfolio                          Amount
    ---------                          ------
    Value                              $51,906
    Growth                             $49,231
    International Growth               $34,947
    Global Strategic Income            $52,077
    Global Interactive / Telecomm      $40,662

The amounts were contributed to offset expenses accrued to the Portfolios in excess of the expense limitations set forth above from the period from the inception of the Portfolios to September 10, 1996. PAI received no shares of beneficial interest or other consideration in exchange for these contributions. These capital contributions resulted in an increase to paid capital for each Portfolio.